Business combinations (Tables)	3 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Schedule of Fair Value of PRA Health Sciences Inc Acquisition Consideration
The preliminary Merger Date fair value of the consideration transferred consisted of the following:

(in thousands)
Fair value of cash consideration	$5,308,646
Fair value of ordinary shares issued to acquiree stockholders	5,658,126
Fair value of replacement share-based awards issued to acquiree employees	209,399
Repayment of term loan obligations and accrued interest *	865,800
$12,041,971
* This represents the portion of PRA debt paid by ICON. PRA also paid $401.6 million from available cash to settle debt obligations that existed at the Merger Date.

Schedule of PRA Health Sciences Inc Acquisition
The following table summarizes the preliminary allocation of the consideration transferred based on management’s estimates of Merger Date fair values of assets acquired and liabilities assumed, with the excess of the purchase price over the estimated fair values of the identifiable net assets acquired recorded as goodwill:

July 1,
2021
(in thousands)
Cash and cash equivalents	$259,971
Accounts receivable and unbilled revenue	934,308
Other current assets	125,156
Fixed assets	156,851
Operating lease right-of-use assets	181,708
Goodwill *	8,121,468
Intangible assets	4,886,000
Deferred tax assets	28,099
Other assets	33,928
Accounts payable	(50,259)
Accrued expenses and other current liabilities	(380,342)
Current portion of operating lease liabilities	(37,355)
Unearned revenue	(739,278)
Non-current portion of operating lease liabilities	(148,037)
Non-current deferred tax liabilities	(1,126,950)
Other non-current liabilities	(203,297)

Net assets acquired	$12,041,971
* The goodwill in connection with the Merger is primarily attributable to the assembled workforce of PRA and the expected synergies of the Merger. None of the goodwill recognized is expected to be deductible for income tax purposes.
Schedule of Fair Value of Intangible Assets PRA Health Sciences Inc Acquisition
The following table summarizes the preliminary estimates of the fair value of identified intangible assets and their respective useful lives as of the Merger Date (in thousands, except for estimated useful lives):

	Estimated Fair Value	Estimated Useful Life
Customer relationship	3,915,000	23 years
Order backlog	490,000	3 years
Trade names	202,000	3 years
Patient database	168,000	7 years
Technology	111,000	5 years
	4,886,000

Schedule of Proforma Information of PRA Health Sciences Inc Acquisition	Consequently, actual future results of the Company will differ from the pro forma financial information presented below:

	Three Months Ended	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands, except per share data)
Revenue	$1,901,764	$1,791,973
Net income (loss)	$111,970	$(204,650)